LEASE OBLIGATIONS - Lease Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
LEASE OBLIGATIONS
Lease obligations	$ 743.0	$ 757.7
Less: Interest	232.5	211.1
Lease obligations	510.5	546.6
Less: Current portion of lease obligations	59.9	69.4
Non-current portion of lease obligations	$ 450.6	$ 477.2